Prepayments And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs Capitalized Prepaid And Other Assets [Abstract]
Summary of Prepayments and Other Current Assets
Prepayments and other current assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Deductible input VAT	18,416	17,027	2,398
Prepayments	20,523	15,845	2,232
Deposits	2,094	13,405	1,888
Interest receivable	103	1,179	166
Others	10,326	2,798	395

	51,462	50,254	7,079